LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 77,922	$ 88,330
Troubled debt restructuring, specific reserve		9,000	10,900
Additional amounts committed to lend as troubled debt restructurings		$ 40	$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		40	46	70
Pre-modification recorded balance		$ 3,902	$ 5,589	$ 7,123
Post-modification recorded balance		3,942	5,097	6,308
Increase (decrease) in allowance for loan losses		(100)	400	200
Charge offs due to troubled debt restructurings		$ 530	$ 160	$ 40
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	5	3
Recorded Balance		$ 1,767	$ 234	$ 444
Past due period for modified loans		90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ (170)	(30)	20
Charge-offs on TDRs that subsequently defaulted		$ 510	0	$ 0
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 70,286	81,512
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1]	7,636	6,818
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		14,125	16,359
Commercial [Member] | Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		10,560	13,318
Commercial [Member] | Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1]	$ 3,565	$ 3,041
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		4	2	4
Pre-modification recorded balance		$ 290	$ 229	$ 426
Post-modification recorded balance		$ 290	$ 227	$ 389
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	2
Pre-modification recorded balance		$ 0	$ 0	$ 55
Post-modification recorded balance		$ 0	$ 0	$ 44
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		9	17	13
Pre-modification recorded balance		$ 2,044	$ 3,188	$ 2,236
Post-modification recorded balance		$ 2,027	$ 2,960	$ 1,606
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	2	2
Recorded Balance		$ 1,767	$ 157	$ 319
Mortgage [Member] | 1-4 Family [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		9	8	15
Pre-modification recorded balance		$ 927	$ 1,345	$ 1,576
Post-modification recorded balance		$ 1,004	$ 1,128	$ 1,570
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	2	1
Recorded Balance		$ 0	$ 73	$ 125
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	1	6
Pre-modification recorded balance		$ 116	$ 313	$ 1,583
Post-modification recorded balance		$ 117	$ 307	$ 1,572
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	1	1
Pre-modification recorded balance		$ 107	$ 20	$ 17
Post-modification recorded balance		$ 78	$ 20	$ 14
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	1	1
Pre-modification recorded balance		$ 77	$ 27	$ 85
Post-modification recorded balance		$ 78	$ 27	$ 84
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		6	6	13
Pre-modification recorded balance		$ 141	$ 220	$ 631
Post-modification recorded balance		$ 145	$ 186	$ 523
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		6	8	9
Pre-modification recorded balance		$ 154	$ 228	$ 400
Post-modification recorded balance		$ 157	$ 217	$ 400
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Loans Not Secured By Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	2	6
Pre-modification recorded balance		$ 46	$ 19	$ 114
Post-modification recorded balance		$ 46	$ 25	$ 106
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	1	0
Recorded Balance		$ 0	$ 4	$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[2]	63,797	71,971
Retail [Member] | Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[2]	59,726	68,194
Retail [Member] | Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[1],[2],[3]	$ 4,071	$ 3,777

[1]	Included in non-performing loans table above.
[2]	Retail loans include mortgage and installment loan segments.
[3]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.